Columbia Variable Portfolio – Emerging Markets Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 100.1%
Issuer	Shares	Value ($)
Argentina 0.1%
Grupo Financiero Galicia SA, ADR(a)	25,675	707,603
Brazil 7.9%
Banco BTG Pactual SA	201,115	1,825,518
Embraer SA, ADR	114,812	6,940,385
MercadoLibre, Inc.(a)	3,522	8,230,703
NU Holdings Ltd., Class A(a)	899,799	14,405,782
Petroleo Brasileiro SA, ADR	439,819	5,568,109
XP, Inc., Class A	96,752	1,817,970
Total		38,788,467
China 34.5%
Alibaba Group Holding Ltd.	1,028,400	22,999,257
Atour Lifestyle Holdings Ltd., ADR	74,454	2,798,726
Bilibili, Inc.(a)	82,120	2,322,102
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Construction Bank Corp., Class H	4,241,000	4,067,824
China Resources Land Ltd.	1,352,000	5,269,412
CITIC Securities Co., Ltd., Class A	346,480	1,459,402
Contemporary Amperex Technology Co., Ltd., Class A	178,200	10,106,334
Duality Biotherapeutics, Inc.(a)	34,200	1,597,944
Eastroc Beverage Group Co., Ltd., Class A	121,320	5,184,321
Full Truck Alliance Co., Ltd., ADR	271,420	3,520,317
Futu Holdings Ltd., ADR	13,329	2,318,046
Fuyao Glass Industry Group Co., Ltd., Class A	323,475	3,339,387
GDS Holdings Ltd., ADR(a)	44,505	1,722,344
Giant Biogene Holding Co., Ltd.	406,600	2,948,260
Hansoh Pharmaceutical Group Co., Ltd.	512,000	2,375,127
Huatai Securities Co., Ltd., Class H	621,600	1,638,683
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class H(a)	220,200	2,498,128
KE Holdings, Inc., ADR	66,639	1,266,141
Mao Geping Cosmetics Co., Ltd.	136,800	1,823,271
NetEase Cloud Music, Inc.(a),(d)	42,700	1,421,180
New Horizon Health Ltd.(a),(b),(c)	272,000	123,732
PDD Holdings, Inc., ADR(a)	48,548	6,416,589
Ping An Insurance Group Co. of China Ltd., Class H	564,000	3,836,942
Pop Mart International Group, Ltd.(d)	55,000	1,883,851
Common Stocks (continued)
Issuer	Shares	Value ($)
Sieyuan Electric Co., Ltd., Class A	348,700	5,345,718
Tencent Holdings Ltd.	417,101	35,541,010
Trip.com Group Ltd., ADR	88,190	6,631,888
WuXi Biologics Cayman, Inc.(a)	811,000	4,282,497
WuXi XDC Cayman, Inc.(a)	699,500	7,063,965
Xiaomi Corp.(a)	1,318,600	9,164,201
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	489,600	3,437,487
Zijin Mining Group Co., Ltd., Class H	1,358,000	5,677,828
Total		170,081,915
Finland 0.7%
Amer Sports, Inc.(a)	94,864	3,296,524
Greece 4.1%
Eurobank Ergasias Services and Holdings SA	1,790,437	6,926,035
JUMBO SA	120,278	4,126,226
National Bank of Greece SA	319,691	4,655,162
Piraeus Financial Holdings SA(a)	553,590	4,702,316
Total		20,409,739
Hong Kong 0.9%
Hong Kong Exchanges and Clearing Ltd.	73,100	4,149,928
Zijin Gold International Co., Ltd.(a)	3,947	61,168
Total		4,211,096
India 10.7%
360 ONE WAM Ltd.	486,759	5,607,356
Bajaj Finance Ltd.	399,270	4,492,380
Bharat Electronics Ltd.	723,875	3,294,962
Bharti Airtel Ltd.	371,187	7,850,416
CG Power & Industrial Solutions Ltd.	293,479	2,449,557
Cholamandalam Investment and Finance Co., Ltd.	97,739	1,771,087
Eicher Motors Ltd.	22,850	1,804,220
Eternal Ltd.(a)	955,340	3,507,183
HDFC Bank Ltd., ADR	67,266	2,297,807
ICICI Bank Ltd., ADR	250,338	7,567,718
Lodha Developers Ltd.	167,519	2,142,898
MakeMyTrip, Ltd.(a)	18,955	1,774,188
NTPC Ltd.	433,213	1,661,237
PB Fintech Ltd.(a)	118,061	2,264,420

Columbia Variable Portfolio – Emerging Markets Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Phoenix Mills Ltd. (The)	252,425	4,418,993
Total		52,904,422
Malaysia 0.7%
Tenaga Nasional Bhd	1,031,400	3,242,269
Mexico 2.1%
Arca Continental SAB de CV	324,495	3,408,230
BBB Foods, Inc., Class A(a)	149,239	4,023,484
Qualitas Controladora SAB de CV	151,829	1,384,356
Vista Energy SAB de CV, ADR(a)	44,046	1,515,182
Total		10,331,252
Philippines 0.5%
BDO Unibank, Inc.	1,143,416	2,610,996
Poland 1.5%
Dino Polska SA(a)	166,390	2,005,605
Powszechna Kasa Oszczednosci Bank Polski SA	285,609	5,549,581
Total		7,555,186
Russian Federation —%
Detsky Mir PJSC(a),(b),(c),(e)	911,435	0
South Africa 2.1%
Capitec Bank Holdings Ltd.	27,253	5,499,262
Clicks Group Ltd.	224,642	4,584,414
Total		10,083,676
South Korea 9.7%
Coupang, Inc., Class A(a)	197,569	6,361,722
Hanwha Aerospace Co., Ltd.	3,474	2,747,362
HD Hyundai Co., Ltd.	9,249	1,026,286
HD Hyundai Electric Co., Ltd.	18,434	7,667,385
HD Hyundai Heavy Industries Co., Ltd.	4,819	1,770,034
KB Financial Group, Inc.	61,101	5,043,026
Samsung Biologics Co., Ltd.(a)	3,402	2,424,429
Samsung Electronics Co., Ltd.	108,056	6,477,993
SK Hynix, Inc.	57,258	14,194,143
Total		47,712,380
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 20.1%
Accton Technology Corp.	234,672	8,115,241
ASPEED Technology, Inc.	29,000	4,823,353
Chroma ATE, Inc.	94,000	1,793,895
Elite Material Co., Ltd.	55,000	2,225,918
eMemory Technology, Inc.	80,000	5,322,715
Jentech Precision Industrial Co., Ltd.	81,000	6,461,580
MediaTek, Inc.	161,000	6,982,530
Sea Ltd. ADR(a)	13,008	2,324,920
Taiwan Semiconductor Manufacturing Co., Ltd.	1,407,838	61,153,424
Total		99,203,576
Turkey 0.6%
BIM Birlesik Magazalar AS	244,150	3,176,861
United Arab Emirates 3.3%
ADNOC Drilling Co. PJSC	2,749,997	4,215,157
Aldar Properties PJSC	1,618,629	4,181,033
Emaar Properties PJSC	1,419,196	5,042,270
Salik Co. PJSC	1,708,931	2,796,225
Total		16,234,685
Uruguay 0.3%
Dlocal Ltd.	91,557	1,307,434
Vietnam 0.3%
Vietnam TechnologicaL & Commercial Joint Stock Bank	1,091,000	1,562,404
Total Common Stocks (Cost $381,903,423)		493,420,485

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(f),(g)	13,165	13,161
Total Money Market Funds (Cost $13,160)		13,161
Total Investments in Securities (Cost $381,916,583)		493,433,646
Other Assets & Liabilities, Net		(666,320)
Net Assets		$492,767,326
Columbia Variable Portfolio – Emerging Markets Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2025, the total value of these securities amounted to $123,733, which represents 0.03% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $3,305,031, which represents 0.67% of total net assets.

(e)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-09/21/2020	911,435	1,345,538	—

(f)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	2,770,567	103,171,639	(105,929,046)	1	13,161	(2,171)	94,025	13,165
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Emerging Markets Fund  | 2025

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